Annual Total Returns [BarChart] - First Trust Mid Cap Core AlphaDEX Fund - First Trust Mid Cap Core AlphaDEX Fund	Dec. 01, 2020
Bar Chart Table:
2010	27.03%
2011	0.83%
2012	14.23%
2013	37.45%
2014	5.56%
2015	(8.09%)
2016	18.67%
2017	17.61%
2018	(11.10%)
2019	26.86%